Pension And Other Employee Benefit Plans (Schedule Of Expected Long-Term Rate Of Return On Assets) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Equities	7.00%	7.30%
Property	6.00%	6.30%
Bonds	3.50%	3.80%
Cash	2.00%	2.10%
Absolute return fund	6.00%	5.50%